Quarterly Report
September 30, 2023
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	12
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 7.6%
Ampol Ltd.	49,395	$1,077,528
ANZ Group Holdings Ltd.	549,178	9,094,915
APA Group Stapled Security	248,561	1,331,496
Aristocrat Leisure Ltd.	113,084	2,981,413
ASX Ltd.	38,835	1,431,662
Aurizon Holdings Ltd.	303,097	682,709
BHP Group Ltd.	931,498	26,602,600
BlueScope Steel Ltd.	77,666	974,442
Brambles Ltd.	247,634	2,288,665
Cochlear Ltd.	12,354	2,035,735
Coles Group Ltd.	238,660	2,396,724
Commonwealth Bank of Australia	307,910	19,866,546
Computershare Ltd.	111,558	1,869,108
Dexus REIT	210,234	990,500
EBOS Group Ltd.	28,220	579,895
Endeavour Group Ltd.	257,884	877,130
Flutter Entertainment PLC (a)	32,097	5,263,920
Fortescue Metals Group Ltd.	305,805	4,128,907
Glencore PLC	1,927,329	11,053,931
Goodman Group REIT	307,022	4,250,360
GPT Group REIT	374,436	942,478
IDP Education Ltd.	55,630	767,619
IGO Ltd.	142,222	1,162,062
Insurance Australia Group Ltd.	427,533	1,567,281
Lendlease Corp. Ltd. Stapled Security	153,833	712,858
Lottery Corp. Ltd.	457,734	1,394,389
Macquarie Group Ltd.	66,965	7,249,157
Medibank Pvt Ltd.	500,318	1,110,794
Mineral Resources Ltd.	35,609	1,554,276
Mirvac Group REIT	826,462	1,136,139
National Australia Bank Ltd.	574,623	10,780,947
Newcrest Mining Ltd.	159,853	2,529,706
Northern Star Resources Ltd.	231,701	1,564,186
Orica Ltd.	80,428	809,249
Origin Energy Ltd.	302,404	1,713,606
Pilbara Minerals Ltd. (b)	527,481	1,463,876
Qantas Airways Ltd. (a)	166,782	557,581
QBE Insurance Group Ltd.	266,554	2,702,653
Ramsay Health Care Ltd.	34,130	1,142,566
REA Group Ltd. (b)	9,983	994,288
Reece Ltd. (b)	48,540	583,635
Rio Tinto Ltd.	67,327	4,934,070
Rio Tinto PLC	206,335	13,030,311
Santos Ltd.	582,104	2,967,950
Scentre Group REIT	907,362	1,440,604
SEEK Ltd.	70,304	1,001,408
Sonic Healthcare Ltd.	85,913	1,652,358
South32 Ltd.	869,994	1,903,465
Stockland REIT	495,880	1,254,560
Suncorp Group Ltd.	237,470	2,141,086
Telstra Group Ltd.	712,168	1,769,588
Security Description	Shares	Value
Transurban Group Stapled Security	558,358	$4,573,022
Treasury Wine Estates Ltd.	142,024	1,130,196
Vicinity Ltd. REIT	773,415	846,079
Washington H Soul Pattinson & Co. Ltd.	40,775	857,644
Wesfarmers Ltd.	206,823	7,055,940
Westpac Banking Corp.	641,216	8,752,731
WiseTech Global Ltd.	32,570	1,367,395
Woodside Energy Group Ltd.	346,772	8,166,703
Woolworths Group Ltd.	221,376	5,332,134
		212,394,776
AUSTRIA — 0.2%
Erste Group Bank AG	61,012	2,120,056
Mondi PLC	84,316	1,412,465
OMV AG	26,979	1,294,521
Verbund AG	14,269	1,164,018
voestalpine AG	22,739	622,096
		6,613,156
BELGIUM — 0.8%
Ageas SA	27,483	1,135,680
Anheuser-Busch InBev SA	158,728	8,824,478
D'ieteren Group	4,423	748,788
Elia Group SA	5,712	560,308
Groupe Bruxelles Lambert NV	16,553	1,236,598
KBC Group NV	44,822	2,806,506
Lotus Bakeries NV	91	740,903
Sofina SA	3,290	668,095
Solvay SA	14,831	1,646,388
UCB SA	22,368	1,836,312
Umicore SA	44,743	1,063,494
Warehouses De Pauw CVA REIT	34,859	865,099
		22,132,649
BRAZIL — 0.1%
Yara International ASA	33,994	1,294,800
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	705,403
CHILE — 0.1%
Antofagasta PLC	72,829	1,270,258
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	700,000	1,917,172
Budweiser Brewing Co. APAC Ltd. (d)	304,800	601,672
ESR Group Ltd. (d)	461,400	648,046
Prosus NV	283,084	8,368,048
SITC International Holdings Co. Ltd.	243,000	408,317
Wilmar International Ltd.	385,400	1,053,222
Xinyi Glass Holdings Ltd.	376,010	486,825
		13,483,302

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
DENMARK — 3.2%
AP Moller - Maersk AS Class A	572	$1,017,600
AP Moller - Maersk AS Class B	847	1,531,484
Carlsberg AS Class B	17,557	2,222,045
Chr Hansen Holding AS	21,609	1,326,632
Coloplast AS Class B	24,427	2,592,802
Danske Bank AS	131,572	3,070,175
Demant AS (a)	21,378	888,119
DSV AS	33,884	6,345,553
Genmab AS (a)	11,952	4,255,965
Novo Nordisk AS Class B	601,118	54,955,117
Novozymes AS Class B	38,456	1,554,467
Orsted AS (d)	36,095	1,973,561
Pandora AS	14,798	1,537,116
ROCKWOOL AS Class B	2,140	520,325
Tryg AS	71,797	1,318,569
Vestas Wind Systems AS (a)	182,192	3,920,522
		89,030,052
FINLAND — 1.1%
Elisa Oyj	28,435	1,321,333
Fortum Oyj (b)	91,577	1,066,044
Kesko Oyj Class B	45,946	825,511
Kone Oyj Class B	60,748	2,567,533
Metso Oyj	131,475	1,385,588
Neste Oyj (b)	75,796	2,578,401
Nokia Oyj	966,058	3,649,400
Nordea Bank Abp	586,434	6,483,906
Orion Oyj Class B	20,582	811,068
Sampo Oyj Class A	82,888	3,596,310
Stora Enso Oyj Class R	100,547	1,265,740
UPM-Kymmene Oyj	102,326	3,517,724
Wartsila Oyj Abp	80,245	913,738
		29,982,296
FRANCE — 10.0%
Accor SA	31,897	1,078,644
Adevinta ASA (a)	69,043	687,131
Aeroports de Paris SA	6,344	751,600
Air Liquide SA	96,137	16,269,323
Airbus SE	108,748	14,620,090
Alstom SA	49,576	1,186,242
Amundi SA (d)	11,496	649,344
Arkema SA	11,768	1,165,699
AXA SA	335,739	10,016,967
BioMerieux	7,880	766,050
BNP Paribas SA	192,225	12,298,606
Bollore SE	159,608	860,134
Bouygues SA	38,117	1,337,410
Bureau Veritas SA	58,836	1,464,499
Capgemini SE	29,955	5,258,323
Carrefour SA	105,660	1,821,763
Cie de Saint-Gobain SA	83,947	5,055,431
Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	122,510	$3,770,596
Covivio SA REIT	11,869	529,041
Credit Agricole SA	216,406	2,678,869
Danone SA	117,306	6,490,574
Dassault Aviation SA	4,479	845,998
Dassault Systemes SE	121,383	4,535,911
Edenred SE	47,543	2,983,927
Eiffage SA	14,427	1,375,324
Engie SA	331,638	5,101,799
EssilorLuxottica SA	53,935	9,431,244
Eurazeo SE	9,467	565,809
Gecina SA REIT	8,880	909,615
Getlink SE	70,174	1,122,624
Hermes International SCA	5,799	10,620,438
Ipsen SA	7,159	941,385
Kering SA	13,563	6,202,009
Klepierre SA REIT	43,119	1,060,502
La Francaise des Jeux SAEM (d)	18,489	602,917
Legrand SA	48,327	4,466,810
L'Oreal SA	44,294	18,439,615
LVMH Moet Hennessy Louis Vuitton SE	50,829	38,553,213
Orange SA	336,315	3,866,958
Pernod Ricard SA	37,266	6,228,032
Publicis Groupe SA	43,731	3,322,502
Remy Cointreau SA	4,103	502,390
Renault SA	38,533	1,585,976
Safran SA	62,525	9,839,722
Sartorius Stedim Biotech	5,561	1,330,622
SEB SA	4,806	451,082
Societe Generale SA	131,149	3,199,891
Sodexo SA	17,688	1,826,274
Teleperformance SE	11,251	1,422,292
Thales SA	20,371	2,870,674
TotalEnergies SE	413,476	27,277,307
Unibail-Rodamco-Westfield REIT (a)	24,164	1,196,035
Valeo SE	44,887	776,069
Veolia Environnement SA	122,651	3,561,971
Vinci SA	97,290	10,817,668
Vivendi SE	133,656	1,173,953
Wendel SE	6,032	479,298
Worldline SA (a)(d)	48,632	1,372,185
		279,616,377
GERMANY — 7.9%
adidas AG	29,433	5,192,244
Allianz SE	74,051	17,695,218
BASF SE	163,110	7,417,152
Bayer AG	179,672	8,645,851
Bayerische Motoren Werke AG	54,710	5,582,736
Bayerische Motoren Werke AG Preference Shares	11,599	1,084,363

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Bechtle AG	15,089	$706,755
Beiersdorf AG	19,114	2,471,943
Brenntag SE	26,021	2,024,354
Carl Zeiss Meditec AG	8,085	708,939
Commerzbank AG	188,234	2,150,369
Continental AG	19,127	1,351,938
Covestro AG (a)(d)	34,156	1,846,466
Daimler Truck Holding AG	88,738	3,083,484
Deutsche Bank AG	371,474	4,109,965
Deutsche Boerse AG	34,569	5,991,409
Deutsche Lufthansa AG (a)	121,904	968,768
Deutsche Post AG	180,940	7,382,159
Deutsche Telekom AG	594,062	12,496,240
E.ON SE	407,343	4,830,273
Evonik Industries AG	39,982	733,384
Fresenius Medical Care AG & Co. KGaA	40,959	1,771,041
Fresenius SE & Co. KGaA	75,174	2,344,735
GEA Group AG	27,860	1,031,207
Hannover Rueck SE	10,747	2,365,567
Heidelberg Materials AG	25,629	1,994,943
HelloFresh SE (a)	30,626	916,987
Henkel AG & Co. KGaA	21,411	1,353,787
Henkel AG & Co. KGaA Preference Shares	32,026	2,287,402
Infineon Technologies AG	238,477	7,916,747
Knorr-Bremse AG	14,406	917,887
LEG Immobilien SE (a)	12,550	868,193
Mercedes-Benz Group AG	146,836	10,243,432
Merck KGaA	23,350	3,909,755
MTU Aero Engines AG	10,149	1,845,497
Muenchener Rueckversicherungs-Gesellschaft AG	24,963	9,755,157
Nemetschek SE	11,865	727,093
Porsche Automobil Holding SE Preference Shares	30,863	1,524,345
Puma SE	19,231	1,197,216
Rational AG	1,075	682,894
Rheinmetall AG	7,727	1,995,337
RWE AG	114,470	4,260,008
SAP SE	192,003	24,967,241
Sartorius AG Preference Shares	5,144	1,752,590
Scout24 SE (d)	13,225	919,369
Siemens AG	139,615	20,052,907
Siemens Energy AG (a)	104,622	1,371,315
Siemens Healthineers AG (d)	53,831	2,735,691
Symrise AG	23,628	2,259,458
Talanx AG	12,433	789,806
Telefonica Deutschland Holding AG	172,355	309,305
Volkswagen AG	5,740	757,830
Volkswagen AG Preference Shares	37,317	4,304,151
Vonovia SE	131,783	3,182,571
Wacker Chemie AG	3,583	514,588
Security Description	Shares	Value
Zalando SE (a)(d)	44,998	$1,006,668
		221,306,730
HONG KONG — 2.1%
AIA Group Ltd.	2,120,800	17,290,050
CK Asset Holdings Ltd.	348,399	1,835,002
CK Infrastructure Holdings Ltd.	136,000	643,373
CLP Holdings Ltd.	292,000	2,160,588
Futu Holdings Ltd. ADR (a)(b)	10,900	630,129
Hang Lung Properties Ltd.	381,000	521,501
Hang Seng Bank Ltd.	144,300	1,795,493
Henderson Land Development Co. Ltd.	259,436	684,047
HKT Trust & HKT Ltd. Stapled Security	811,000	847,052
Hong Kong & China Gas Co. Ltd.	2,101,995	1,465,413
Hong Kong Exchanges & Clearing Ltd.	220,030	8,220,379
Hongkong Land Holdings Ltd.	238,600	851,802
Jardine Matheson Holdings Ltd.	27,600	1,281,192
Link REIT	483,291	2,369,603
MTR Corp. Ltd.	265,512	1,050,949
New World Development Co. Ltd.	259,269	504,512
Power Assets Holdings Ltd.	286,000	1,384,015
Prudential PLC	500,292	5,427,290
Sino Land Co. Ltd.	630,456	710,806
Sun Hung Kai Properties Ltd.	278,500	2,979,922
Swire Pacific Ltd. Class A	84,500	570,213
Swire Properties Ltd.	232,200	484,451
Techtronic Industries Co. Ltd.	262,500	2,547,291
WH Group Ltd. (d)	1,376,266	722,237
Wharf Real Estate Investment Co. Ltd.	313,000	1,208,942
		58,186,252
IRELAND — 0.4%
AerCap Holdings NV (a)	27,100	1,698,357
AIB Group PLC	288,957	1,303,275
Bank of Ireland Group PLC	186,033	1,829,781
Kerry Group PLC Class A	28,467	2,386,441
Kingspan Group PLC	27,408	2,059,133
Smurfit Kappa Group PLC	49,767	1,662,922
		10,939,909
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	376,018
Bank Hapoalim BM	224,312	1,996,830
Bank Leumi Le-Israel BM	272,570	2,256,023
Check Point Software Technologies Ltd. (a)	17,310	2,307,077
Elbit Systems Ltd.	5,637	1,122,514
Global-e Online Ltd. (a)(b)	20,000	794,800
ICL Group Ltd.	150,007	830,220

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Israel Discount Bank Ltd. Class A	250,161	$1,352,987
Mizrahi Tefahot Bank Ltd.	30,625	1,110,930
Nice Ltd. (a)	11,219	1,901,071
Teva Pharmaceutical Industries Ltd. ADR (a)	206,728	2,108,626
Wix.com Ltd. (a)	11,400	1,046,520
		17,203,616
ITALY — 2.2%
Amplifon SpA	25,292	752,995
Assicurazioni Generali SpA	182,926	3,750,476
Coca-Cola HBC AG	38,928	1,068,580
Davide Campari-Milano NV	102,147	1,207,474
DiaSorin SpA	5,558	508,541
Enel SpA	1,487,641	9,166,733
Eni SpA	430,716	6,957,050
Ferrari NV	22,971	6,802,457
FinecoBank Banca Fineco SpA	105,986	1,292,129
Infrastrutture Wireless Italiane SpA (d)	73,441	875,918
Intesa Sanpaolo SpA	2,834,912	7,323,570
Mediobanca Banca di Credito Finanziario SpA (b)	101,803	1,350,533
Moncler SpA	36,651	2,137,338
Nexi SpA (a)(d)	105,114	644,143
Poste Italiane SpA (d)	103,120	1,088,289
Prysmian SpA	51,718	2,088,958
Recordati Industria Chimica e Farmaceutica SpA	22,306	1,055,893
Snam SpA	379,104	1,785,723
Telecom Italia SpA (a)(b)	1,880,790	589,620
Terna - Rete Elettrica Nazionale	249,409	1,882,232
UniCredit SpA	336,393	8,095,428
		60,424,080
JAPAN — 22.4%
Advantest Corp. (b)	138,400	3,877,704
Aeon Co. Ltd.	116,500	2,312,825
AGC, Inc.	33,300	1,170,214
Aisin Corp.	27,700	1,048,785
Ajinomoto Co., Inc.	81,000	3,128,725
ANA Holdings, Inc. (a)(b)	35,300	741,128
Asahi Group Holdings Ltd.	86,700	3,247,800
Asahi Intecc Co. Ltd.	42,900	772,761
Asahi Kasei Corp.	218,600	1,376,861
Astellas Pharma, Inc.	328,200	4,561,480
Azbil Corp.	19,700	604,367
Bandai Namco Holdings, Inc.	113,500	2,313,734
BayCurrent Consulting, Inc.	23,800	797,135
Bridgestone Corp.	103,200	4,031,180
Brother Industries Ltd.	49,800	803,775
Canon, Inc. (b)	181,100	4,375,041
Capcom Co. Ltd.	33,700	1,216,113
Central Japan Railway Co.	129,500	3,154,515
Security Description	Shares	Value
Chiba Bank Ltd.	99,200	$722,935
Chubu Electric Power Co., Inc.	127,700	1,631,924
Chugai Pharmaceutical Co. Ltd.	121,200	3,755,596
Concordia Financial Group Ltd.	178,100	813,370
CyberAgent, Inc.	97,100	524,656
Dai Nippon Printing Co. Ltd.	44,800	1,167,847
Daifuku Co. Ltd.	54,900	1,040,975
Dai-ichi Life Holdings, Inc.	169,400	3,515,710
Daiichi Sankyo Co. Ltd.	338,200	9,305,741
Daikin Industries Ltd.	48,200	7,582,476
Daito Trust Construction Co. Ltd.	12,100	1,277,098
Daiwa House Industry Co. Ltd.	114,200	3,072,629
Daiwa House REIT Investment Corp.	390	689,442
Daiwa Securities Group, Inc.	270,200	1,562,805
Denso Corp.	314,800	5,065,068
Dentsu Group, Inc.	34,600	1,020,204
Disco Corp.	16,500	3,049,556
East Japan Railway Co.	54,300	3,112,994
Eisai Co. Ltd.	45,100	2,509,703
ENEOS Holdings, Inc.	539,400	2,132,297
FANUC Corp.	172,800	4,508,027
Fast Retailing Co. Ltd.	31,900	6,966,802
Fuji Electric Co. Ltd.	21,600	976,469
FUJIFILM Holdings Corp.	67,400	3,910,532
Fujitsu Ltd.	31,800	3,750,578
GLP J-REIT	898	804,574
GMO Payment Gateway, Inc.	9,300	509,607
Hakuhodo DY Holdings, Inc. (b)	55,500	457,278
Hamamatsu Photonics KK	28,600	1,207,247
Hankyu Hanshin Holdings, Inc.	45,100	1,541,666
Hikari Tsushin, Inc.	4,000	610,488
Hirose Electric Co. Ltd.	6,810	790,412
Hitachi Construction Machinery Co. Ltd.	23,300	709,813
Hitachi Ltd.	171,800	10,678,137
Honda Motor Co. Ltd.	844,800	9,522,222
Hoshizaki Corp.	20,300	706,708
Hoya Corp.	64,600	6,634,244
Hulic Co. Ltd.	74,500	669,489
Ibiden Co. Ltd.	19,300	1,030,023
Idemitsu Kosan Co. Ltd.	38,240	881,013
Iida Group Holdings Co. Ltd.	35,900	598,193
Inpex Corp.	173,500	2,622,992
Isuzu Motors Ltd.	115,600	1,456,765
ITOCHU Corp. (b)	217,100	7,864,919
Japan Airlines Co. Ltd.	25,500	496,927
Japan Exchange Group, Inc.	87,900	1,634,006
Japan Metropolitan Fund Invest REIT	1,232	800,831

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Japan Post Bank Co. Ltd.	279,800	$2,439,402
Japan Post Holdings Co. Ltd.	404,800	3,248,437
Japan Post Insurance Co. Ltd.	42,100	711,094
Japan Real Estate Investment Corp. REIT	248	968,899
Japan Tobacco, Inc.	217,500	5,013,905
JFE Holdings, Inc.	97,400	1,430,078
JSR Corp. (b)	35,100	944,860
Kajima Corp.	77,000	1,255,684
Kansai Electric Power Co., Inc.	124,400	1,731,888
Kao Corp.	83,700	3,113,545
Kawasaki Kisen Kaisha Ltd. (b)	27,100	926,912
KDDI Corp.	273,300	8,382,604
Keio Corp. (b)	20,500	706,390
Keisei Electric Railway Co. Ltd.	24,800	860,875
Keyence Corp.	35,700	13,277,601
Kikkoman Corp.	23,600	1,240,532
Kintetsu Group Holdings Co. Ltd.	36,200	1,028,082
Kirin Holdings Co. Ltd.	137,400	1,927,145
Kobayashi Pharmaceutical Co. Ltd.	9,800	438,365
Kobe Bussan Co. Ltd.	32,500	763,578
Koei Tecmo Holdings Co. Ltd.	26,540	378,025
Koito Manufacturing Co. Ltd.	45,400	686,514
Komatsu Ltd.	167,700	4,543,549
Konami Group Corp.	21,000	1,109,915
Kose Corp.	6,200	451,004
Kubota Corp.	181,500	2,680,690
Kurita Water Industries Ltd.	18,300	639,412
Kyocera Corp.	57,500	2,923,455
Kyowa Kirin Co. Ltd.	49,000	855,058
Lasertec Corp.	13,300	2,073,989
Lixil Corp.	59,800	697,884
M3, Inc.	89,400	1,627,143
Makita Corp.	43,400	1,073,766
Marubeni Corp.	261,200	4,081,879
MatsukiyoCocokara & Co.	62,400	1,120,879
Mazda Motor Corp.	104,900	1,192,581
McDonald's Holdings Co. Japan Ltd. (b)	14,600	558,660
MEIJI Holdings Co. Ltd.	44,200	1,100,668
MINEBEA MITSUMI, Inc.	66,500	1,088,020
MISUMI Group, Inc.	52,300	818,891
Mitsubishi Chemical Group Corp.	254,800	1,609,650
Mitsubishi Corp.	210,500	10,054,910
Mitsubishi Electric Corp.	349,900	4,335,501
Mitsubishi Estate Co. Ltd.	201,400	2,638,546
Mitsubishi HC Capital, Inc.	159,200	1,062,578
Mitsubishi Heavy Industries Ltd.	57,600	3,221,508
Security Description	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	2,096,700	$17,823,179
Mitsui & Co. Ltd.	240,000	8,721,863
Mitsui Chemicals, Inc.	35,100	911,930
Mitsui Fudosan Co. Ltd.	160,400	3,540,677
Mitsui OSK Lines Ltd. (b)	60,500	1,666,309
Mizuho Financial Group, Inc.	440,240	7,496,397
MonotaRO Co. Ltd.	53,900	578,100
MS&AD Insurance Group Holdings, Inc.	81,700	3,008,487
Murata Manufacturing Co. Ltd.	313,500	5,743,736
NEC Corp.	43,800	2,424,740
Nexon Co. Ltd.	67,400	1,207,532
NGK Insulators Ltd.	43,300	575,109
NIDEC Corp.	75,300	3,497,432
Nintendo Co. Ltd.	189,700	7,919,792
Nippon Building Fund, Inc. REIT	310	1,258,904
NIPPON EXPRESS HOLDINGS, Inc.	16,100	841,872
Nippon Paint Holdings Co. Ltd.	186,100	1,254,593
Nippon Prologis REIT, Inc.	470	879,370
Nippon Sanso Holdings Corp.	32,400	769,697
Nippon Steel Corp. (b)	154,200	3,621,853
Nippon Telegraph & Telephone Corp.	5,440,400	6,438,429
Nippon Yusen KK (b)	86,300	2,247,357
Nissan Chemical Corp.	21,400	911,929
Nissan Motor Co. Ltd.	409,100	1,810,211
Nissin Foods Holdings Co. Ltd.	11,900	990,836
Nitori Holdings Co. Ltd.	14,100	1,578,898
Nitto Denko Corp. (b)	25,000	1,643,156
Nomura Holdings, Inc.	534,100	2,144,274
Nomura Real Estate Holdings, Inc.	21,700	545,754
Nomura Real Estate Master Fund, Inc. REIT	899	1,008,495
Nomura Research Institute Ltd.	74,200	1,935,739
NTT Data Group Corp.	110,400	1,482,974
Obayashi Corp.	110,800	977,505
Obic Co. Ltd.	12,400	1,885,033
Odakyu Electric Railway Co. Ltd.	66,800	1,000,265
Oji Holdings Corp.	162,700	685,799
Olympus Corp.	227,300	2,957,299
Omron Corp. (b)	34,900	1,559,245
Ono Pharmaceutical Co. Ltd.	67,300	1,293,459
Open House Group Co. Ltd.	14,000	476,033
Oracle Corp.	6,900	513,252
Oriental Land Co. Ltd.	198,900	6,543,140
ORIX Corp.	212,000	3,967,941
Osaka Gas Co. Ltd.	64,100	1,057,559
Otsuka Corp.	22,600	958,976

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Otsuka Holdings Co. Ltd.	69,800	$2,485,156
Pan Pacific International Holdings Corp.	66,300	1,394,199
Panasonic Holdings Corp.	400,100	4,509,755
Persol Holdings Co. Ltd.	414,000	675,273
Rakuten Group, Inc. (b)	293,700	1,206,684
Recruit Holdings Co. Ltd.	263,500	8,138,526
Renesas Electronics Corp. (a)	229,400	3,513,444
Resona Holdings, Inc.	380,500	2,112,033
Ricoh Co. Ltd.	104,000	899,394
Rohm Co. Ltd.	64,400	1,215,713
SBI Holdings, Inc.	43,100	909,223
SCSK Corp.	30,900	540,245
Secom Co. Ltd.	37,500	2,548,166
Seiko Epson Corp. (b)	57,900	911,617
Sekisui Chemical Co. Ltd.	72,500	1,046,021
Sekisui House Ltd.	106,000	2,114,672
Seven & i Holdings Co. Ltd.	136,900	5,371,416
SG Holdings Co. Ltd.	62,100	796,927
Sharp Corp. (a)	43,600	272,308
Shimadzu Corp.	46,800	1,245,700
Shimano, Inc.	15,200	2,053,999
Shimizu Corp.	113,000	787,157
Shin-Etsu Chemical Co. Ltd.	333,400	9,703,174
Shionogi & Co. Ltd.	46,300	2,074,463
Shiseido Co. Ltd.	71,600	2,519,015
Shizuoka Financial Group, Inc.	96,100	785,029
SMC Corp.	10,400	4,668,065
SoftBank Corp.	522,900	5,923,689
SoftBank Group Corp.	188,000	7,981,102
Sompo Holdings, Inc.	52,600	2,267,554
Sony Group Corp.	231,600	18,996,710
Square Enix Holdings Co. Ltd.	16,100	552,940
Subaru Corp.	109,300	2,128,503
SUMCO Corp.	67,300	878,993
Sumitomo Chemical Co. Ltd.	247,000	673,674
Sumitomo Corp.	188,900	3,777,367
Sumitomo Electric Industries Ltd.	133,200	1,608,040
Sumitomo Metal Mining Co. Ltd.	49,900	1,471,001
Sumitomo Mitsui Financial Group, Inc.	232,600	11,451,916
Sumitomo Mitsui Trust Holdings, Inc.	62,600	2,362,209
Sumitomo Realty & Development Co. Ltd.	56,800	1,479,141
Suntory Beverage & Food Ltd.	27,500	838,499
Suzuki Motor Corp.	65,900	2,656,756
Sysmex Corp.	31,600	1,510,490
T&D Holdings, Inc.	92,500	1,529,837
Taisei Corp.	35,400	1,248,044
Security Description	Shares	Value
Takeda Pharmaceutical Co. Ltd.	289,217	$8,994,847
TDK Corp.	69,400	2,577,415
Terumo Corp.	121,300	3,221,390
TIS, Inc.	37,000	816,492
Tobu Railway Co. Ltd.	33,400	859,928
Toho Co. Ltd.	21,600	738,504
Tokio Marine Holdings, Inc.	328,800	7,634,726
Tokyo Electric Power Co. Holdings, Inc. (a)	274,000	1,228,019
Tokyo Electron Ltd.	86,400	11,834,585
Tokyo Gas Co. Ltd.	68,500	1,556,599
Tokyu Corp.	97,600	1,127,575
TOPPAN, Inc.	42,100	1,008,594
Toray Industries, Inc.	240,500	1,253,872
Toshiba Corp. (a)	16,000	493,537
Tosoh Corp.	48,000	616,948
TOTO Ltd.	25,200	652,354
Toyota Industries Corp.	25,900	2,043,709
Toyota Motor Corp.	1,951,500	35,015,187
Toyota Tsusho Corp.	37,800	2,227,851
Trend Micro, Inc.	24,500	930,581
Unicharm Corp.	77,100	2,733,698
USS Co. Ltd.	47,000	778,740
Welcia Holdings Co. Ltd.	21,500	372,225
West Japan Railway Co.	38,600	1,599,873
Yakult Honsha Co. Ltd.	51,400	1,251,373
Yamaha Corp.	29,600	810,492
Yamaha Motor Co. Ltd.	59,300	1,562,126
Yamato Holdings Co. Ltd.	44,200	721,240
Yaskawa Electric Corp.	42,100	1,522,061
Yokogawa Electric Corp.	49,500	958,155
Z Holdings Corp.	530,500	1,477,117
Zensho Holdings Co. Ltd.	20,200	879,609
ZOZO, Inc.	26,100	479,673
		622,629,746
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	36,364	926,739
LUXEMBOURG — 0.1%
ArcelorMittal SA	91,115	2,293,527
Eurofins Scientific SE	25,158	1,425,028
		3,718,555
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	416,000	2,504,440
Sands China Ltd. (a)	452,000	1,385,114
		3,889,554
NETHERLANDS — 5.3%
ABN AMRO Bank NV GDR (d)	80,041	1,138,951
Adyen NV (a)(d)	3,894	2,909,441
Aegon NV	316,542	1,535,606
Akzo Nobel NV	30,352	2,200,617
Argenx SE (a)	10,160	4,954,628

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
ASM International NV	8,474	$3,566,309
ASML Holding NV	74,229	43,939,645
ASR Nederland NV	27,541	1,035,729
BE Semiconductor Industries NV	13,407	1,320,104
Euronext NV (d)	17,399	1,215,799
EXOR NV (b)	20,230	1,797,870
Ferrovial SE	97,502	2,990,580
Heineken Holding NV	25,583	1,933,941
Heineken NV	52,210	4,613,447
IMCD NV	10,647	1,352,701
ING Groep NV	661,579	8,790,607
JDE Peet's NV	20,587	575,863
Koninklijke Ahold Delhaize NV	176,453	5,328,096
Koninklijke KPN NV	624,242	2,061,398
Koninklijke Philips NV	167,349	3,360,410
NN Group NV (b)	48,761	1,571,487
OCI NV (a)	24,942	696,890
Randstad NV	18,830	1,044,261
Shell PLC	1,234,051	39,252,107
Universal Music Group NV (b)	147,795	3,869,700
Wolters Kluwer NV	46,809	5,681,943
		148,738,130
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	246,939	1,173,633
Fisher & Paykel Healthcare Corp. Ltd. Class C	100,258	1,299,979
Mercury NZ Ltd.	161,761	592,884
Meridian Energy Ltd.	225,767	697,252
Spark New Zealand Ltd.	365,301	1,055,752
Xero Ltd. (a)	28,504	2,068,316
		6,887,816
NORWAY — 0.7%
Aker BP ASA	63,294	1,760,670
DNB Bank ASA	166,507	3,373,688
Equinor ASA	163,596	5,398,698
Gjensidige Forsikring ASA	46,488	688,090
Kongsberg Gruppen ASA	17,362	719,878
Mowi ASA	81,658	1,454,609
Norsk Hydro ASA	244,766	1,545,767
Orkla ASA	127,517	958,458
Salmar ASA	14,872	759,473
Telenor ASA	121,103	1,382,786
		18,042,117
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	559,621	2,332,075
Galp Energia SGPS SA	97,676	1,451,939
Jeronimo Martins SGPS SA	58,822	1,324,026
		5,108,040
Security Description	Shares	Value
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	684,715	$1,379,564
CapitaLand Integrated Commercial Trust REIT	1,086,189	1,472,232
CapitaLand Investment Ltd.	514,482	1,168,506
City Developments Ltd.	91,600	443,605
DBS Group Holdings Ltd.	330,657	8,149,536
Genting Singapore Ltd.	1,255,700	777,395
Grab Holdings Ltd. Class A (a)	366,700	1,298,118
Jardine Cycle & Carriage Ltd.	22,800	533,375
Keppel Corp. Ltd.	284,500	1,417,393
Mapletree Logistics Trust REIT	683,004	840,682
Mapletree Pan Asia Commercial Trust REIT	465,100	487,283
Oversea-Chinese Banking Corp. Ltd.	615,466	5,776,335
Sea Ltd. ADR (a)	65,100	2,861,145
Seatrium Ltd. (a)	9,634,821	945,905
Sembcorp Industries Ltd.	198,600	740,621
Singapore Airlines Ltd. (b)	281,049	1,330,190
Singapore Exchange Ltd.	167,000	1,192,945
Singapore Technologies Engineering Ltd.	302,100	865,419
Singapore Telecommunications Ltd.	1,574,400	2,791,449
STMicroelectronics NV	124,171	5,388,136
United Overseas Bank Ltd.	229,190	4,785,636
UOL Group Ltd.	106,632	501,559
		45,147,029
SOUTH AFRICA — 0.2%
Anglo American PLC	231,170	6,392,209
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (a)(d)	35,875	1,031,989
SPAIN — 2.5%
Acciona SA	4,395	561,642
ACS Actividades de Construccion y Servicios SA	41,790	1,507,433
Aena SME SA (d)	14,182	2,141,167
Amadeus IT Group SA	81,827	4,962,415
Banco Bilbao Vizcaya Argentaria SA	1,089,341	8,892,250
Banco Santander SA	2,962,606	11,350,001
CaixaBank SA	787,105	3,155,053
Cellnex Telecom SA (a)(d)	102,025	3,561,386
Corp. ACCIONA Energias Renovables SA (b)	10,385	268,281
EDP Renovaveis SA	53,726	882,531
Enagas SA	53,522	888,529
Endesa SA	54,532	1,112,857
Grifols SA (a)	51,836	674,766
Iberdrola SA	1,115,790	12,516,326
Industria de Diseno Textil SA	199,024	7,436,191
Naturgy Energy Group SA (b)	25,173	686,553

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Redeia Corp. SA	82,554	$1,301,883
Repsol SA	230,441	3,798,760
Telefonica SA	934,737	3,827,977
		69,526,001
SWEDEN — 2.9%
Alfa Laval AB	54,344	1,879,796
Assa Abloy AB Class B	180,956	3,967,501
Atlas Copco AB Class A	489,215	6,630,669
Atlas Copco AB Class B	280,733	3,312,712
Beijer Ref AB	66,109	702,821
Boliden AB	51,466	1,489,616
Epiroc AB Class A	124,832	2,389,965
Epiroc AB Class B	71,132	1,147,100
EQT AB	70,952	1,416,532
Essity AB Class B	116,597	2,531,731
Evolution AB (d)	35,210	3,585,754
Fastighets AB Balder Class B (a)(b)	128,686	583,956
Getinge AB Class B	45,194	801,613
H & M Hennes & Mauritz AB Class B	129,023	1,846,240
Hexagon AB Class B	372,917	3,205,297
Holmen AB Class B	21,157	829,205
Husqvarna AB Class B (b)	69,019	531,990
Industrivarden AB Class A	27,593	733,497
Industrivarden AB Class C (b)	32,804	871,416
Indutrade AB	53,245	993,424
Investment AB Latour Class B	33,191	588,867
Investor AB Class B	314,873	6,080,554
L E Lundbergforetagen AB Class B	16,895	710,684
Lifco AB Class B	48,109	849,996
Nibe Industrier AB Class B	302,073	1,996,359
Saab AB Class B	15,719	805,613
Sagax AB Class B	40,834	783,665
Sandvik AB	192,072	3,564,157
Securitas AB Class B	85,873	684,980
Skandinaviska Enskilda Banken AB Class A	285,370	3,431,784
Skanska AB Class B	68,771	1,139,410
SKF AB Class B	62,384	1,045,935
Svenska Cellulosa AB SCA Class B	105,201	1,452,007
Svenska Handelsbanken AB Class A	258,965	2,325,493
Swedbank AB Class A	162,999	3,020,167
Swedish Orphan Biovitrum AB (a)	43,258	889,512
Tele2 AB Class B	102,295	787,913
Telefonaktiebolaget LM Ericsson Class B (b)	523,662	2,570,543
Telia Co. AB (b)	465,670	967,413
Volvo AB Class A	41,104	860,353
Volvo AB Class B	274,179	5,693,450
Security Description	Shares	Value
Volvo Car AB Class B	106,078	$433,912
		80,133,602
SWITZERLAND — 6.0%
ABB Ltd.	292,807	10,498,546
Adecco Group AG	27,484	1,134,451
Alcon, Inc.	91,168	7,069,805
Bachem Holding AG	5,589	415,448
Baloise Holding AG	9,114	1,324,060
Banque Cantonale Vaudoise (b)	5,007	525,713
Barry Callebaut AG	659	1,050,308
BKW AG	3,766	664,855
Chocoladefabriken Lindt & Spruengli AG (e)	189	2,105,280
Chocoladefabriken Lindt & Spruengli AG (e)	19	2,085,264
Cie Financiere Richemont SA Class A	95,647	11,710,170
Clariant AG	36,220	574,104
DSM-Firmenich AG	33,293	2,824,499
Dufry AG (a)	19,349	738,384
EMS-Chemie Holding AG	1,465	997,699
Geberit AG	5,998	3,009,491
Givaudan SA	1,677	5,488,564
Helvetia Holding AG	7,286	1,022,652
Julius Baer Group Ltd.	36,744	2,364,180
Kuehne & Nagel International AG	9,734	2,777,191
Logitech International SA	32,387	2,240,325
Lonza Group AG	13,582	6,318,867
Novartis AG	377,265	38,712,140
Partners Group Holding AG	4,113	4,651,179
Schindler Holding AG (e)	7,626	1,525,533
Schindler Holding AG (e)	4,669	902,360
SGS SA	28,790	2,423,924
SIG Group AG	53,078	1,313,605
Sika AG	26,682	6,798,835
Sonova Holding AG	9,247	2,200,560
Straumann Holding AG	21,313	2,730,524
Swatch Group AG	9,691	475,122
Swatch Group AG Bearer Shares	5,857	1,507,147
Swiss Life Holding AG	5,312	3,319,129
Swiss Prime Site AG	13,270	1,217,770
Swisscom AG	4,954	2,947,056
Temenos AG	13,590	957,005
UBS Group AG	603,428	14,966,967
VAT Group AG (d)	5,043	1,813,672
Zurich Insurance Group AG	27,575	12,663,159
		168,065,543
UNITED KINGDOM — 11.2%
3i Group PLC	176,230	4,458,970
abrdn PLC	364,238	692,419
Admiral Group PLC	38,462	1,115,877
Ashtead Group PLC	79,513	4,854,419

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
Associated British Foods PLC	60,943	$1,538,260
AstraZeneca PLC	285,266	38,655,090
Auto Trader Group PLC (d)	181,317	1,366,788
Aviva PLC	487,167	2,317,796
BAE Systems PLC	555,844	6,769,427
Barclays PLC	2,825,521	5,481,346
Barratt Developments PLC	200,006	1,076,801
Berkeley Group Holdings PLC	19,641	984,564
BP PLC	3,187,882	20,676,606
British American Tobacco PLC	389,375	12,247,232
BT Group PLC (b)	1,133,037	1,613,877
Bunzl PLC	64,006	2,285,864
Burberry Group PLC	72,606	1,691,298
Centrica PLC	985,151	1,857,147
CK Hutchison Holdings Ltd.	513,500	2,747,199
CNH Industrial NV	195,155	2,384,399
Coca-Cola Europacific Partners PLC	38,200	2,386,736
Compass Group PLC	316,468	7,725,298
Croda International PLC	24,415	1,464,656
DCC PLC	19,766	1,111,939
Diageo PLC	412,362	15,270,374
Entain PLC	111,995	1,275,095
Halma PLC	66,910	1,583,114
Hargreaves Lansdown PLC	60,927	574,986
HSBC Holdings PLC	3,635,130	28,613,289
Imperial Brands PLC	155,432	3,162,507
Informa PLC	269,740	2,470,550
InterContinental Hotels Group PLC	29,956	2,220,824
Intertek Group PLC	29,942	1,502,759
J Sainsbury PLC	297,317	917,386
JD Sports Fashion PLC	501,204	915,781
Johnson Matthey PLC	35,096	697,377
Kingfisher PLC	397,479	1,083,324
Land Securities Group PLC REIT	118,233	851,136
Legal & General Group PLC	1,072,068	2,911,440
Lloyds Banking Group PLC	11,720,854	6,347,521
London Stock Exchange Group PLC	79,305	7,970,157
M&G PLC	469,732	1,131,183
Melrose Industries PLC	235,209	1,346,999
National Grid PLC	672,455	8,043,494
NatWest Group PLC	1,072,242	3,084,664
Next PLC	23,179	2,064,120
Ocado Group PLC (a)	98,394	721,049
Pearson PLC	118,312	1,254,019
Persimmon PLC	69,777	917,667
Phoenix Group Holdings PLC	145,994	859,246
Reckitt Benckiser Group PLC	131,186	9,277,296
RELX PLC	346,834	11,747,355
Rentokil Initial PLC	453,330	3,376,308
Security Description	Shares	Value
Rolls-Royce Holdings PLC (a)	1,522,490	$4,104,929
Sage Group PLC	182,516	2,203,194
Schroders PLC	159,095	790,715
Segro PLC REIT	205,293	1,802,603
Severn Trent PLC	46,869	1,352,921
Smith & Nephew PLC	154,764	1,932,418
Smiths Group PLC	69,123	1,366,341
Spirax-Sarco Engineering PLC	13,830	1,608,008
SSE PLC	196,963	3,870,490
St. James's Place PLC	111,737	1,134,959
Standard Chartered PLC	428,224	3,961,828
Taylor Wimpey PLC	592,911	848,873
Tesco PLC	1,296,601	4,181,139
Unilever PLC	462,262	22,918,362
United Utilities Group PLC	127,120	1,471,192
Vodafone Group PLC	4,154,501	3,895,369
Whitbread PLC	37,255	1,575,135
Wise PLC Class A (a)	120,682	1,009,878
WPP PLC	202,958	1,815,790
		311,539,172
UNITED STATES — 7.3%
CRH PLC	133,863	7,421,012
CSL Ltd.	88,495	14,324,357
CyberArk Software Ltd. (a)	8,300	1,359,291
Experian PLC	167,264	5,493,785
GSK PLC	750,780	13,672,155
Haleon PLC	1,001,226	4,165,344
Holcim AG	94,831	6,093,317
James Hardie Industries PLC CDI (a)	83,188	2,189,996
Monday.com Ltd. (a)	3,800	605,036
Nestle SA	491,807	55,771,817
QIAGEN NV (a)	42,852	1,736,293
Roche Holding AG	129,303	35,400,018
Roche Holding AG Bearer Shares (b)	6,283	1,850,285
Sanofi	208,807	22,434,632
Schneider Electric SE	99,883	16,600,812
Stellantis NV	403,704	7,783,348
Swiss Re AG	54,813	5,651,467
Tenaris SA	81,925	1,299,770
		203,852,735
TOTAL COMMON STOCKS (Cost $2,090,275,590)		2,720,212,633

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr Ing hc F Porsche AG (d) (Cost $1,819,542)	21,677	2,042,597

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45% (f)(g)	38,515,683	$38,523,386
State Street Navigator Securities Lending Portfolio II (h)(i)	40,353,155	40,353,155
TOTAL SHORT-TERM INVESTMENTS (Cost $78,876,541)		78,876,541
TOTAL INVESTMENTS — 100.5% (Cost $2,170,971,673)		2,801,131,771
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(15,213,285)
NET ASSETS — 100.0%		$2,785,918,486
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of September 30, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2023.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	630	12/15/2023	$66,614,286	$64,307,250	$(2,307,036)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,720,212,633	$—	$—	$2,720,212,633
Preferred Stocks	2,042,597	—	—	2,042,597
Short-Term Investments	78,876,541	—	—	78,876,541
TOTAL INVESTMENTS	$2,801,131,771	$—	$—	$2,801,131,771
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,307,036)	$—	$—	$(2,307,036)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,307,036)	$—	$—	$(2,307,036)
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

Sector Breakdown as of September 30, 2023

% of Net Assets
Financials	18.6%
Industrials	15.5
Health Care	13.1
Consumer Discretionary	11.8
Consumer Staples	9.5
Information Technology	7.5
Materials	7.3
Energy	4.7
Communication Services	4.1
Utilities	3.3
Real Estate	2.3
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/23	Value at 9/30/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	150,126,647	$150,156,673	$879,790,958	$991,418,368	$(9,708)	$3,831	38,515,683	$38,523,386	$2,878,406
State Street Navigator Securities Lending Portfolio II	36,982,799	36,982,799	241,754,476	238,384,120	—	—	40,353,155	40,353,155	366,385
Total		$187,139,472	$1,121,545,434	$1,229,802,488	$(9,708)	$3,831		$78,876,541	$3,244,791
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's portfolio securities to no longer reflect their value at the time of the Portfolio's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the  Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2023 (Unaudited)

for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2023 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2023, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting, securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2023, are disclosed in the Schedule of Investments.